INCOME TAXES	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
INCOME TAXES	INCOME TAXES
Current income tax is the expected tax expense, payable or receivable on taxable income or loss for the period, using tax rates enacted or substantively enacted at reporting date, and any adjustment to tax payable in respect of previous years.
Income tax payable
Current income tax payable consisted of the following items as of December 31:

	2024	2023

Current tax payable	60	61
Uncertain tax provisions	119	93
Total income tax payable	179	154
In addition to the above balance of uncertain tax provisions we have also recognized uncertain tax provisions which have been directly offset with available losses.
VEON is involved in a number of disputes, litigation and regulatory proceedings in the ordinary course of its business, pertaining to income tax claims. The total value of these individual contingencies that are able to be quantified amounts to US$155 (2023: US$287). Due to the high level of estimation uncertainty, as described in ‘Source of estimation uncertainty’ disclosed below in this Note 9, it is not practicable for the Company to reliably estimate the financial effect for certain contingencies and therefore no financial effect has been included within the preceding disclosure. The Company does not expect any liability arising from these contingencies to have a material effect on the results of operations, liquidity, capital resources or financial position of the Company, however we note that an unfavorable outcome of some or all of the specific matters could have a material adverse impact on results of operations or cash flows for a particular period. This assessment is based on our current understanding of relevant facts and circumstances. As such, our view of these matters is subject to inherent uncertainties and may change in the future. For further details with respect to VEON’s uncertain tax provisions and tax risks, please refer to the ‘Accounting policies’ and ‘Source of estimation uncertainty’ disclosed below.
Income tax assets
The Company reported current income tax assets of US$63 (2023: US$58).
These tax assets mainly relate to advance tax payments in our operating companies which can only be offset against income tax liabilities in that relevant jurisdiction, in fiscal periods subsequent to the balance sheet date.
Income tax expense
Income tax expense consisted of the following for the years ended December 31:

	2024	2023	2022

Current income taxes
Current year	284	249	271
Adjustments in respect of previous years	7	13	10
Total current income taxes	291	262	281

Deferred income taxes
Movement of temporary differences and losses	(100)	(114)	(50)
Changes in tax rates	—	(4)	(4)
Changes in recognized deferred tax assets*	23	35	(117)
Adjustments in respect of previous years	3	1	(5)
Other	—	(1)	(36)
Total deferred tax benefit	(74)	(83)	(212)

Income tax expense	217	179	69
*In 2022, the increase of deferred tax assets is mainly driven by recognition of previously unrecognized historic losses due to positive outlook and business developments in our Bangladesh operations.
Effective tax rate
The table below outlines the reconciliation between the statutory tax rate of 9% in Dubai, United Arab Emirates in 2024, the statutory tax rate of 25.8% in the Netherlands in 2023 and 2022 and the effective income tax rates for the Group, together with the corresponding amounts, for the years ended December 31:

	2024	2023	2022	Explanatory notes

Profit / (loss) before tax from continuing operations	704	559	802
Income tax expense at statutory rates noted above	(63)	(144)	(207)

Difference due to the effects of:
Different tax rates in different jurisdictions	(72)	66	45	Certain jurisdictions in which VEON operates have income tax rates which are different to the statutory tax rate of the ultimate parent entity VEON Ltd. In 2024, VEON Ltd redomiciled from the Netherlands to UAE which has a statutory tax rate of 9%. Profitability in countries with higher tax rates (i.e., Kazakhstan, Ukraine, Uzbekistan, Pakistan.) has a negative impact on effective tax rate. In 2023 and 2022, VEON Ltd was a Dutch tax resident subject to the statutory tax rate of 25.8%. In previous years, profitability in countries with lower tax rates (i.e. Kazakhstan, Ukraine) had a positive impact on the effective tax rate, offset with profitability in countries with higher rates (i.e. Pakistan, Bangladesh).
Non-deductible expenses	(14)	(50)	(46)	The Group incurs certain expenses which are non-deductible in the relevant jurisdictions. Such expenses mainly include intra-group expenses (i.e. interest on internal loans), certain non-income tax charges (i.e. minimum tax regimes) and other.
Non-taxable income	40	30	11
In 2024, the non-taxable income of US$40 mainly relates to the sale of subsidiaries in Kazakhstan of US$17 and a liquidation of a Maltese subsidiary which resulted in non-taxable FOREX gain of US$21. In 2023, the non-taxable income is mainly driven by the non-taxable FOREX gains incurred by Dutch Holdings on sale of subsidiaries of US$25. In 2022, non-taxable income is mainly driven by reversal of previously unrecognized management fees in Uzbekistan.

Adjustments in respect of previous years	(10)	(14)	(6)
In 2024, the effect of prior year adjustments mainly relates to tax return true-ups. In 2023, the effect of prior year adjustments mainly relates to tax return true-ups and the effects of 6% Super tax in Pakistan introduced in 2023 which had a retrospective impact on 2022. In 2022, the effect of prior year adjustments mainly relates to tax return true-ups and the effects of 4% Super tax in Pakistan introduced in 2022 which had a retrospective impact on 2021.

Movements in (un)recognized deferred tax assets	(23)	(35)	117
In 2024 and 2023, the movements in (un)recognized deferred tax assets are primarily caused by tax losses and other credits mainly in the Netherlands and Luxembourg, for which no deferred tax asset has been recognized. In 2022, the movements primarily relates to holding entities in the Netherlands and deferred tax asset recognition on previously unrecognized losses in Bangladesh of US$108. The increase of deferred tax assets in Bangladesh is mainly driven by recognition of previously unrecognized historic losses due to positive outlook and business developments in our Bangladesh operations.

Withholding taxes	(45)	(32)	38
Withholding taxes (WHT) are recognized to the extent that dividends from foreign operations are expected to be paid in the foreseeable future. In 2024, the net WHT of US$(45) mainly comprises of dividends received and anticipated dividends to be paid out in the next 12 months (i.e., DTL on outside basis). In 2023, the net WHT of US$(32) mainly comprised of WHT on interest from Russia of US$(16) and US$(15) of WHT provided for as a deferred tax on outside basis during 2023 on the dividends planned to be paid out in 2024 mainly from Pakistan, Kazakhstan and Uzbekistan. In 2022, the net WHT benefit of US$38 comprising of reversal of WHT provided for as a deferred tax on outside basis during 2022 on the dividends planned to be paid out in 2023 mainly relating to Ukraine and Russia.

Uncertain tax positions	(26)	2	(25)
The tax legislation in the markets in which VEON operates is unpredictable and gives rise to significant uncertainties (see ‘Source of estimation uncertainty’ below). In 2024, US$(26) mainly relates to the income tax exposure of the Dutch Fiscal Unity. During 2022, provisions were made for a dispute in Italy. The impact of movements in uncertain tax positions is presented net of any corresponding deferred tax assets recognized.

Change in income tax rate	—	4	4
Changes in tax rates impact the valuation of existing deferred tax assets and liabilities on temporary differences. In 2023, the statutory tax rate in Pakistan increased by 6% resulting in the total tax charge of 39%. In 2022, the statutory tax rate in Pakistan increased by 4% resulting in the total tax charge of 33%.

Other	(4)	(6)	—	In 2024, US$(4) mainly relates to minimum taxes in Pakistan. In 2023, others is impacted mainly by a CFC charge for US$(6).

Income tax expense	(217)	(179)	(69)

Effective tax rate	30.8%	32.0%	8.6%

Deferred taxes
The Group reported the following deferred tax assets and liabilities in the statement of financial position as of December 31:

	2024	2023

Deferred tax assets	368	312
Deferred tax liabilities	(27)	(26)

Net deferred tax position	341	286

The following table shows the movements of net deferred tax positions in 2024:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Other movements	Closing balance

Property and equipment	(48)	77	(1)	28
Intangible assets	64	(39)	(1)	24
Trade receivables	24	45	(2)	67
Provisions	12	5	—	17
Accounts payable	54	(43)	—	11
Withholding tax on undistributed earnings	(19)	—	—	(19)
Tax losses and other balances carried forwards	2,459	(137)	33	2,355
Non-recognized deferred tax assets	(2,277)	181	(41)	(2,137)
Other	17	(15)	(7)	(5)
Net deferred tax positions	286	74	(19)	341
The following table shows the movements of net deferred tax positions in 2023:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Other movements	Closing balance

Property and equipment	(82)	23	11	(48)
Intangible assets	59	14	(9)	64
Trade receivables	21	5	(2)	24
Provisions	15	(2)	(1)	12
Accounts payable	36	25	(7)	54
Withholding tax on undistributed earnings	(29)	8	2	(19)
Tax losses and other balances carried forwards	2,600	149	(290)	2,459
Non-recognized deferred tax assets	(2,395)	(147)	265	(2,277)
Other	13	7	(3)	17
Net deferred tax positions	238	82	(34)	286
Unused tax losses and other credits carried forwards
VEON recognizes a deferred tax asset for unused tax losses and other credits carried forwards, to the extent that it is probable that the deferred tax asset will be utilized. The amount and expiry date of unused tax losses and other carry forwards for which no deferred tax asset is recognized are as follows:

As of December 31, 2024	6-10 years	More than 10 years	Indefinite	Total

Tax losses expiry
Recognized losses	—	—	(473)	(473)
Recognized DTA	—	—	182	182
Non-recognized losses	—	(1,729)	(6,767)	(8,496)
Non-recognized DTA	—	413	1,639	2,052
Other credits carried forwards expiry
Recognized credits	(37)	—	—	(37)
Recognized DTA	37	—	—	37
Non-recognized credits	—	—	(332)	(332)
Non-recognized DTA	—	—	86	86

As of December 31, 2023	6-10 years	More than 10 years	Indefinite	Total

Tax losses expiry
Recognized losses	—	—	(388)	(388)
Recognized DTA	—	—	146	146
Non-recognized losses	—	(1,204)	(7,764)	(8,968)
Non-recognized DTA	—	300	1,951	2,251
Other credits carried forwards expiry
Recognized credits	(36)	—	—	(36)
Recognized DTA	36	—	—	36
Non-recognized credits	—	—	(97)	(97)
Non-recognized DTA	—	—	26	26

Losses mainly relate to our holding entities in Luxembourg (2024: US$6,932; 2023: US$6,232) and the Netherlands (2024: US$1,456; 2023: US$2,579).

VEON reports the tax effect of the existence of undistributed profits that will be distributed in the foreseeable future. The Company has a deferred tax liability of US$19 (2023: US$19), relating to the tax effect of the undistributed profits that will be distributed in the foreseeable future, primarily in its Pakistan, Uzbekistan and Kazakhstan operations.

As of December 31, 2024, undistributed earnings of VEON’s foreign subsidiaries (outside the Netherlands) which are indefinitely invested and will not be distributed in the foreseeable future, amounted to US$6,422 (2023: US$6,241). Accordingly, no deferred tax liability is recognized for this amount of undistributed profits.
ACCOUNTING POLICIES
Income taxes
Income tax expense represents the aggregate amount determined on the profit for the period based on current tax and deferred tax. In cases where the tax relates to items that are charged to other comprehensive income or directly to equity, the tax is also charged respectively to other comprehensive income or directly to equity.
Uncertain tax positions
The Group’s policy is to comply with the applicable tax regulations in the jurisdictions in which its operations are subject to income taxes. The Group’s estimates of current income tax expense and liabilities are calculated assuming that all tax computations filed by the Company’s subsidiaries will be subject to a review or audit by the relevant tax authorities. Uncertain tax positions are generally assessed individually, using the most likely outcome method. The Company and the relevant tax authorities may have different interpretations of how regulations should be applied to actual transactions (refer below for details regarding risks and uncertainties).
Deferred taxation
Deferred taxes are recognized using the liability method and thus are computed as the taxes recoverable or payable in future periods in respect of deductible or taxable temporary differences between the tax bases of assets and liabilities and their carrying amounts in the Company’s financial statements.
SOURCE OF ESTIMATION UNCERTAINTY
Tax risks
The tax legislation in the markets in which VEON operates is unpredictable and gives rise to significant uncertainties, which could complicate our tax planning and business decisions. Tax laws in many of the frontier markets in which we operate have been in force for a relatively short period of time as compared to tax laws in more developed market economies. Tax authorities in our markets are often less advanced in their interpretation of tax laws, as well as in their enforcement and tax collection methods.
Any sudden and unforeseen amendments of tax laws or changes in the tax authorities’ interpretations of the respective tax laws and/or double tax treaties, could have a material adverse effect on our future results of operations, cash flows or the amounts of dividends available for distribution to shareholders in a particular period (e.g. introduction of transfer pricing rules, Controlled Foreign Corporation (“CFC”) legislation and more strict tax residency rules).
Management believes that VEON has paid or accrued all taxes that are applicable. Where uncertainty exists, VEON has accrued tax liabilities based on management’s best estimate. From time to time, we may also identify tax contingencies for which we have not recorded an accrual. Such unaccrued tax contingencies could materialize and require us to pay additional amounts of tax. The potential financial effect of such tax contingencies are disclosed in Note 8 and above in this Note 9, unless not practicable to do so.
Uncertain tax positions
Uncertain tax positions are recognized when it is probable that a tax position will not be sustained. The expected resolution of uncertain tax positions is based upon management’s judgement of the likelihood of sustaining a position taken through tax audits, tax courts and/or arbitration, if necessary. Circumstances and interpretations of the amount or likelihood of sustaining a position may change through the settlement process. Furthermore, the resolution of uncertain tax positions is not always within the control of the Group and it is often dependent on the efficiency of the legal processes in the relevant taxing jurisdictions in which the Group operates. Issues can, and often do, take many years to resolve.
Recoverability of deferred tax assets
Deferred tax assets are recognized to the extent that it is probable that the assets will be realized. Significant judgement is required to determine the amount that can be recognized and depends foremost on the expected timing, level of taxable profits, tax planning strategies and the existence of taxable temporary differences. Estimates made relate primarily to losses carried forward in some of the Group’s foreign operations. When an entity has a history of recent losses, the deferred tax asset arising from unused tax losses is recognized only to the extent that there is convincing evidence that sufficient future taxable profit will be generated. Estimated future taxable profit is not considered such evidence unless that entity has demonstrated the ability by generating significant taxable profit for the current year or there are certain other events providing sufficient evidence of future taxable profit. New transactions and the introduction of new tax rules may also affect judgements due to uncertainty concerning the interpretation of the rules and any transitional rules.
Future legislative changes
Pillar Two legislation has been substantively enacted in certain jurisdictions the Group operates. The legislation will be effective for the Group’s financial year beginning January 1, 2024. The Group is in scope of the enacted or substantively enacted legislation and has performed an assessment of the Group’s potential exposure to Pillar Two income taxes.
The assessment of the potential exposure to Pillar Two income taxes is based on the most recent tax filings, country-by-country reporting and financial statements for the constituent entities in the Group. Based on the assessment, the Pillar Two effective tax rates in most of the jurisdictions in which the Group operates are above 15%. However, there are a limited number of jurisdictions where the transitional safe harbor relief does not apply and the Pillar Two effective tax rate is close to 15%. The Group does not expect a material exposure to Pillar Two income taxes in those jurisdictions.
The Group has applied the temporary mandatory exception to the requirement to recognize deferred tax assets and liabilities related to Pillar Two income taxes.
The Group has accumulated US$8,969 of tax losses and US$369 of other tax attributes in various jurisdictions which can be carried-forward and taken into account for Pillar Two purposes.